Leases (Details) - Schedule of Analyzed for Reporting Purposes - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Analyzed for Reporting Purposes [Abstract]
Current maturities of operating lease liability	$ 86	$ 88
Long-term portion of operating lease liability	66	184
Total	$ 152	$ 272